Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Ordinary Shares	Ordinary shares

	December 31
	2016	2017	2018
Number of shares authorized	200,000,000	200,000,000	500,000,000
Amount of shares authorized (NT$ thousand)	$2,000,000	$2,000,000	$5,000,000
Number of shares issued and fully paid	115,670,940	130,128,940	160,248,940
Amount of shares issued and fully paid	$36,710,066	$41,514,016	$51,627,219

Schedule of Capital Surplus	Capital surplus

	December 31
	2016	2017	2018
Arising from issuance of new share capital	$50,119,257	$78,384,290	$105,143,362
Arising from employee share options	5,136,828	5,898,391	6,316,310

	$55,256,085	$84,282,681	$111,459,672

Schedule of Accumulated Deficits

The accumulated deficits for 2016 and 2017 approved in the shareholders’ meetings on June 28, 2017 and June 15, 2018, respectively, were as follows:

	For the Year Ended December 31
	2016	2017
Accumulated deficits at the beginning of the year	$(41,342,180)	$(50,391,283)
Net loss for the year	(9,049,103)	(39,891,978)

Accumulated deficits at the end of the year	$(50,391,283)	$(90,283,261)

The accumulated deficits for 2018 which had been proposed by the Company’s board of directors on March 22, 2019 were as follows:

For the Year Ended December 31
2018
Accumulated deficits at the beginning of the year	$(90,283,261)
Net loss for the year	(42,185,597)

Accumulated deficits at the end of the year	$(132,468,858)